Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventories
Schedule of inventories

        Inventories consisted of the following (in thousands):

	September 30, 2017	December 31, 2016
Raw materials	$634	$5,706
Work-in-process	434	—
Finished products	3,978	2,756
Total inventories	$5,046	$8,462

Inventories consisted of the following (in thousands):
	December 31,
	2016	2015
Raw materials	$5,706	$2,662
Work-in-process	—	372
Finished products	2,756	2,371

Total inventories	$8,462	$5,405